Taxes on Income (Details) - Schedule of income tax expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Tax Expenses Abstract
Current tax expenses	$ 813	$ 94	$ 9
Tax benefit in respect of prior years	(82)
Deferred tax expenses (income)	(620)	11
Taxes on expenses	$ 111	$ 105	$ 9